GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: U.S. EQUITY FUND
Schedule of Investments
As of July 31, 2020 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 2.31%
256	Air Products & Chemicals Inc	$ 73,377
271	Albemarle Corp	22,347
226	Ashland Global Holdings Inc	17,059
464	Cabot Corp	16,927
771	Dow Inc	31,657
155	DuPont de Nemours Inc	8,289
2,226	Freeport-McMoRan Inc	28,760
251	Ingevity Corp(a)	14,679
58	Sherwin-Williams Co	37,579
1,054	Valvoline Inc	21,628
394	WR Grace & Co	18,175
		290,477
Communications — 7.58%
123	Alibaba Group Holding Ltd Sponsored ADR(a)	30,876
46	Alphabet Inc Class C(a)	68,216
58	Amazon.com Inc(a)	183,551
35	Arista Networks Inc(a)	9,092
21	Booking Holdings Inc(a)	34,905
83	Charter Communications Inc Class A(a)	48,140
682	Cisco Systems Inc	32,122
877	Comcast Corp Class A	37,536
440	Facebook Inc Class A(a)	111,615
549	GCI Liberty Inc Class A(a)	43,036
1,313	Gray Television Inc(a)	18,828
137	Grubhub Inc(a)	9,897
351	John Wiley & Sons Inc Class A	11,874
970	Liberty Latin America Ltd Class C(a)	9,923
94	LogMeIn Inc	8,066
430	Lyft Inc Class A(a)	12,569
214	Madison Square Garden Entertainment Corp(a)	15,164
295	Match Group Inc(a)	30,255
56	MercadoLibre Inc(a)	62,979
83	Netflix Inc(a)	40,577
21	Shopify Inc Class A(a)	21,504
998	Snap Inc Class A(a)	22,375
59	Trade Desk Inc Class A(a)	26,628
639	United States Cellular Corp(a)	18,959
275	Verizon Communications Inc	15,807
1,178	Viavi Solutions Inc(a)	16,292
51	Wayfair Inc Class A(a)(b)	13,571
		954,357
Consumer, Cyclical — 7.87%
252	Aptiv PLC	19,593
685	Aramark	14,467
1,100	BJ's Wholesale Club Holdings Inc(a)	44,055
410	Brunswick Corp	27,462
546	Cannae Holdings Inc(a)	20,573
58	Chipotle Mexican Grill Inc(a)	66,999
223	Churchill Downs Inc	30,890
Shares		Fair Value
Consumer, Cyclical — (continued)
634	Cooper Tire & Rubber Co	$ 19,692
638	Core-Mark Holding Co Inc	16,920
71	Cracker Barrel Old Country Store Inc	7,843
1,618	Dana Inc	18,494
129	Fox Factory Holding Corp(a)	11,481
636	General Motors Co	15,830
289	Hilton Worldwide Holdings Inc	21,690
289	Home Depot Inc	76,727
564	IAA Inc(a)	24,449
472	KAR Auction Services Inc	7,141
1,130	Kimball International Inc Class B	12,362
230	Las Vegas Sands Corp	10,037
129	LCI Industries	16,228
715	Liberty Media Corp-Liberty Braves(a)	13,335
114	Lululemon Athletica Inc(a)	37,117
240	Marriott Vacations Worldwide Corp	20,318
686	Methode Electronics Inc	19,345
554	Miller Industries Inc	15,706
535	PulteGroup Inc	23,326
899	Qurate Retail Inc Series A(a)	9,808
104	Ross Stores Inc	9,326
598	Skyline Champion Corp(a)	16,882
779	Southwest Airlines Co	24,063
348	Starbucks Corp	26,633
234	Target Corp	29,456
113	Tesla Inc(a)	161,676
610	Urban Outfitters Inc(a)	10,089
252	Walgreens Boots Alliance Inc	10,259
621	Walmart Inc	80,358
		990,630
Consumer, Non-Cyclical — 13.64%
208	Aaron's Inc	10,853
435	AbbVie Inc	41,286
43	ABIOMED Inc(a)	12,897
60	Alnylam Pharmaceuticals Inc(a)	8,746
349	Amgen Inc	85,390
212	AMN Healthcare Services Inc(a)	11,647
293	ASGN Inc(a)	20,059
634	AstraZeneca PLC Sponsored ADR	35,365
233	Avanos Medical Inc(a)	7,146
330	Baxter International Inc	28,505
38	Biogen Inc(a)	10,438
257	BioMarin Pharmaceutical Inc(a)	30,791
323	Catalent Inc(a)	28,211
238	Cigna Corp	41,100
27	CoStar Group Inc(a)	22,944
119	Danaher Corp	24,252
967	Darling Ingredients Inc(a)	27,008
168	DexCom Inc(a)	73,171
280	Eli Lilly & Co	42,081
239	Emergent BioSolutions Inc(a)	26,586
69	Estee Lauder Cos Inc Class A	13,630
196	Euronet Worldwide Inc(a)	18,844

See Notes to Schedule of Investments.

July 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: U.S. EQUITY FUND
Schedule of Investments
As of July 31, 2020 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
200	Exact Sciences Corp(a)	$ 18,950
60	FleetCor Technologies Inc(a)	15,514
131	Helen of Troy Ltd(a)	24,661
472	Herc Holdings Inc(a)	15,831
40	Illumina Inc(a)	15,286
208	Insperity Inc	13,907
57	Intuitive Surgical Inc(a)	39,070
99	J & J Snack Foods Corp	12,190
398	Johnson & Johnson	58,013
243	Keurig Dr Pepper Inc	7,433
369	Korn Ferry	10,369
485	Lantheus Holdings Inc(a)	6,538
121	MarketAxess Holdings Inc	62,521
99	McKesson Corp	14,866
514	Merck & Co Inc	41,243
138	Moderna Inc(a)	10,226
360	Molson Coors Beverage Co Class B	13,507
525	Monster Beverage Corp(a)	41,202
1,409	Nomad Foods Ltd(a)	32,492
532	PayPal Holdings Inc(a)	104,309
243	PepsiCo Inc	33,451
592	Pfizer Inc	22,780
206	Post Holdings Inc(a)	18,281
1,914	Primo Water Corp	27,198
346	Procter & Gamble Co	45,368
88	Quidel Corp(a)	24,857
148	Regeneron Pharmaceuticals Inc(a)	93,546
108	S&P Global Inc	37,827
120	Sarepta Therapeutics Inc(a)	18,422
374	Seattle Genetics Inc(a)	62,185
90	Square Inc Class A(a)	11,687
649	Supernus Pharmaceuticals Inc(a)	14,450
80	Thermo Fisher Scientific Inc	33,116
234	United Rentals Inc(a)	36,357
219	United Therapeutics Corp(a)	24,412
694	Varex Imaging Corp(a)	10,882
144	WEX Inc(a)	22,805
		1,716,702
Energy — 1.81%
4,335	BP PLC	15,697
928	ChampionX Corp(a)	8,825
670	ConocoPhillips	25,051
444	Delek US Holdings Inc	7,761
495	DMC Global Inc	14,543
1,015	Enterprise Products Partners LP	17,864
157	EOG Resources Inc	7,356
596	Exxon Mobil Corp	25,080
415	Halliburton Co	5,947
907	Marathon Oil Corp	4,979
634	NextEra Energy Partners LP(b)	39,435
95	Occidental Petroleum Corp	1,495
203	Phillips 66	12,590
435	Total SE	16,462
Shares		Fair Value
Energy — (continued)
432	Valero Energy Corp	$ 24,291
		227,376
Financial — 10.12%
355	Agree Realty Corp REIT	23,774
283	American Campus Communities Inc REIT	10,086
625	American International Group Inc	20,087
200	American Tower Corp REIT	52,278
675	Americold Realty Trust REIT	27,236
735	Ameris Bancorp	16,960
496	Apollo Global Management Inc	24,354
890	Assured Guaranty Ltd	19,429
808	Atlantic Union Bankshares Corp	18,237
1,073	AXA SA	21,528
889	BancorpSouth Bank	18,607
3,011	Bank of America Corp	74,914
394	Blackstone Group Inc Class A	20,992
219	Boston Properties Inc REIT	19,511
581	Bryn Mawr Bank Corp	15,129
202	Capital One Financial Corp	12,888
668	Cathay General Bancorp	16,152
1,158	Charles Schwab Corp	38,388
1,436	Citigroup Inc	71,814
536	CubeSmart REIT	15,903
993	CVB Financial Corp	17,944
219	CyrusOne Inc REIT	18,269
664	Employers Holdings Inc	21,593
41	Equinix Inc REIT	32,205
243	Federal Agricultural Mortgage Corp Class C	14,461
519	First American Financial Corp	26,474
731	Gaming & Leisure Properties Inc REIT	26,469
154	Goldman Sachs Group Inc	30,486
1,133	Home BancShares Inc	18,502
743	JPMorgan Chase & Co	71,804
871	KeyCorp	10,461
240	Mastercard Inc Class A	74,047
314	McGrath RentCorp	18,218
739	Meta Financial Group Inc	13,790
252	Morgan Stanley	12,318
1,102	OceanFirst Financial Corp	16,883
810	PacWest Bancorp	14,803
454	Pinnacle Financial Partners Inc	17,987
277	PNC Financial Services Group Inc	29,548
608	Popular Inc	22,563
385	ProAssurance Corp	5,659
403	Prosperity Bancshares Inc	22,391
1,326	Radian Group Inc	19,784
975	Retail Opportunity Investments Corp REIT	10,598
679	Rexford Industrial Realty Inc REIT	31,865
354	South State Corp	16,872
565	STAG Industrial Inc REIT	18,419

See Notes to Schedule of Investments.

July 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: U.S. EQUITY FUND
Schedule of Investments
As of July 31, 2020 (Unaudited)
Shares		Fair Value
Financial — (continued)
302	State Street Corp	$ 19,265
380	Stifel Financial Corp	18,422
678	TCF Financial Corp	18,638
787	Triumph Bancorp Inc(a)	20,619
549	Wintrust Financial Corp	23,497
		1,273,121
Industrial — 6.80%
361	Advanced Energy Industries Inc(a)	26,559
589	AECOM(a)	21,316
573	Aerojet Rocketdyne Holdings Inc(a)	23,636
245	Alamo Group Inc	25,262
590	Altra Industrial Motion Corp	20,196
124	American Woodmark Corp(a)	9,997
174	Amphenol Corp Class A	18,402
680	Arcosa Inc	28,710
245	Armstrong World Industries Inc	17,454
354	Belden Inc	11,186
194	BWX Technologies Inc	10,577
283	Clean Harbors Inc(a)	16,867
538	Columbus McKinnon Corp	17,824
869	CRH PLC	31,639
256	Eaton Corp PLC	23,841
388	Fortune Brands Home & Security Inc	29,682
362	frontdoor Inc(a)	15,202
602	General Electric Co	3,654
1,555	Harsco Corp(a)	24,818
224	Haynes International Inc	4,113
119	Honeywell International Inc	17,775
133	John Bean Technologies Corp	12,470
744	Johnson Controls International PLC	28,629
247	Kadant Inc	26,802
607	Kimball Electronics Inc(a)	8,061
314	Kirby Corp(a)	14,519
192	Littelfuse Inc	34,109
802	MDU Resources Group Inc	16,826
293	National Instruments Corp	10,402
139	Norfolk Southern Corp	26,717
166	Northrop Grumman Corp	53,952
532	Raven Industries Inc	11,497
418	Raytheon Technologies Corp	23,692
238	Rockwell Automation Inc	51,917
65	Roper Technologies Inc	28,109
12	TransDigm Group Inc	5,179
1,493	TTM Technologies Inc(a)	18,379
425	UFP Industries Inc	24,743
221	Union Pacific Corp	38,310
1,566	Vertiv Holdings Co(a)	22,707
		855,730
Technology — 10.25%
417	ACI Worldwide Inc(a)	11,171
385	Activision Blizzard Inc	31,812
Shares		Fair Value
Technology — (continued)
1,274	Advanced Micro Devices Inc(a)	$ 98,646
565	Apple Inc	240,148
122	ASML Holding NV	43,154
107	Atlassian Corp PLC Class A(a)	18,901
811	Clarivate PLC(a)	22,424
416	CSG Systems International Inc	17,526
1,689	Donnelley Financial Solutions Inc(a)	14,610
44	DXC Technology Co	788
383	Fidelity National Information Services Inc	56,037
735	Genpact Ltd	29,268
87	Lam Research Corp	32,813
1,268	Microsoft Corp	259,953
39	MSCI Inc Class A	14,663
198	NVIDIA Corp	84,069
126	NXP Semiconductors NV	14,809
692	Perspecta Inc	14,809
585	QUALCOMM Inc	61,782
74	ServiceNow Inc(a)	32,501
247	SS&C Technologies Holdings Inc	14,202
231	Synopsys Inc(a)	46,020
483	Texas Instruments Inc	61,607
931	Tower Semiconductor Ltd(a)	20,016
1,237	Unisys Corp(a)	14,708
85	Veeva Systems Inc Class A(a)	22,488
260	Verint Systems Inc(a)	11,671
		1,290,596
Utilities — 1.80%
415	ALLETE Inc	24,610
276	Ameren Corp	22,146
464	American Electric Power Co Inc	40,312
916	Exelon Corp	35,367
382	NorthWestern Corp	21,491
1,998	NRG Energy Inc	67,552
786	Vistra Corp	14,667
		226,145
TOTAL COMMON STOCK — 62.18% (Cost $6,996,839)		$7,825,134
CONVERTIBLE PREFERRED STOCK
Communications — 0.21%
25	2020 Cash Mandatory Exchangeable Trust 5.25%(c)	25,987
Consumer, Non-Cyclical — 0.15%
16	Danaher Corp 5.00%	19,542
TOTAL CONVERTIBLE PREFERRED STOCK — 0.36% (Cost $42,188)		$45,529

See Notes to Schedule of Investments.

July 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: U.S. EQUITY FUND
Schedule of Investments
As of July 31, 2020 (Unaudited)
Shares		Fair Value
EXCHANGE TRADED FUNDS
657	iShares Core S&P 500® ETF	$ 215,378
390	iShares Russell 1000 Value ETF	45,681
1,216	Vanguard Russell 2000 ETF(b)	144,485

TOTAL EXCHANGE TRADED FUNDS — 3.22% (Cost $398,006)		$405,544
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 0.63%
$60,453	Repurchase agreement (principal amount/value $60,461 with a maturity value of $60,461) with Citibank NA , 0.07%, dated 7/31/20 to be repurchased at $60,453 on 8/3/20 collateralized by U.S. Treasury securities, 0.00% - 7.88%, 9/17/20 - 2/15/49, with a value of $61,670.(d)	60,453
18,830	Undivided interest of 4.31% in a repurchase agreement (principal amount/value $436,498 with a maturity value of $436,501) with HSBC Securities (USA) Inc, 0.08%, dated 7/31/20 to be repurchased at $18,830 on 8/3/20 collateralized by a U.S. Treasury security and various U.S. Government Agency securities, 0.00% - 5.00%, 11/16/28 - 5/20/50, with a value of $445,228.(d)	18,830
TOTAL SHORT TERM INVESTMENTS — 0.63% (Cost $79,283)		$79,283
TOTAL INVESTMENTS — 66.39% (Cost $7,516,316)		$8,355,490
OTHER ASSETS & LIABILITIES, NET — 33.61%		$4,230,530
TOTAL NET ASSETS — 100.00%		$12,586,020
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at July 31, 2020.
(c)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(d)	Collateral received for securities on loan.
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
LP	Limited Partnership
REIT	Real Estate Investment Trust
See Notes to Schedule of Investments.

July 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: U.S. EQUITY FUND
Schedule of Investments
As of July 31, 2020 (Unaudited)
At July 31, 2020, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts		Notional Amount	Expiration Date	Fair Value and Net Unrealized Appreciation
S&P 500® Emini Long Futures	24	USD	3,916,200	September 2020	$304,158
At July 31, 2020, the Fund held the following over-the-counter (OTC) forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
BB	EUR	6,000	USD	6,787	September 16, 2020	$290
BB	USD	21,790	GBP	17,300	September 16, 2020	(865)
CIT	USD	13,353	GBP	10,600	September 16, 2020	(528)
GS	USD	8,186	GBP	6,500	September 16, 2020	(326)
HSB	USD	39,616	EUR	35,200	September 16, 2020	(1,898)
HSB	USD	6,297	GBP	5,000	September 16, 2020	(251)
JPM	USD	13,355	EUR	11,900	September 16, 2020	(679)
JPM	USD	4,030	GBP	3,200	September 16, 2020	(160)
RBS	USD	6,046	GBP	4,800	September 16, 2020	(240)
SSB	USD	23,082	EUR	20,600	September 16, 2020	(1,213)
UBS	EUR	6,200	USD	6,963	September 16, 2020	349
WES	GBP	9,400	USD	11,838	September 16, 2020	471
					Net Depreciation	$(5,050)
Counterparty Abbreviations:
BB	Barclays Bank PLC
CIT	Citigroup Global Markets
GS	Goldman Sachs
HSB	HSBC Bank USA
JPM	JP Morgan Chase & Co
RBS	Royal Bank of Scotland
SSB	State Street Bank
UBS	UBS AG
WES	Westpac Banking
Currency Abbreviations
EUR	Euro Dollar
GBP	British Pound
USD	U.S. Dollar
See Notes to Schedule of Investments.

July 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: U.S. EQUITY FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities, including Exchange Traded Funds, based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

July 31, 2020

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Convertible Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Exchange Traded Funds	Exchange traded close price.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
Forward Foreign Currency Contracts	Foreign currency spot and forward rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of July 31, 2020, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$7,739,809	$85,325	$—	$7,825,134
Convertible Preferred Stock	25,987	19,542	—	45,529
Exchange Traded Funds	405,544	—	—	405,544
Short Term Investments	—	79,283	—	79,283
Total investments, at fair value:	8,171,340	184,150	0	8,355,490
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	1,110	—	1,110
Futures Contracts(a)	304,158	—	—	304,158
Total Assets	$8,475,498	$185,260	$0	$8,660,758
Liabilities
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	(6,160)	—	(6,160)
Total Liabilities	$0	$(6,160)	$0	$(6,160)
(a)	Forward Foreign Currency Contracts and Futures Contracts are reported at the security's unrealized appreciation (depreciation), which represents the change in the contract's value from trade date.

July 31, 2020

Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Futures Contracts
The Fund uses futures contracts to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 23 futures contracts for the reporting period.
Forward Foreign Currency Contracts
The Fund enters into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in currency exchange rates or to reduce the risk of undesired currency exposure. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The Fund held an average notional amount of $149,449 in forward contracts for the reporting period.

July 31, 2020